RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Related Party Transaction [Line Items]
Amount of term loan that is guaranteed by Insight	$ 36.6	$ 36.6
Insight venture partners
Related Party Transaction [Line Items]
Amount paid to related parties	5.3	5.3
Another member of syndicate of private equity investors
Related Party Transaction [Line Items]
Amount paid to related parties	$ 3.0	$ 3.0